Deferred day 1 profits or losses - Changes of deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	₩ 6,939	₩ 52,259	₩ 25,463
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
New transactions	49,523	22,901	53,289
Amounts recognized in losses	(27,351)	(68,221)	(26,493)
Ending balance	₩ 29,111	₩ 6,939	₩ 52,259
Description of accounting policy for recognising difference between fair value at initial recognition and amount determined using valuation technique	In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded the transaction price as at the time of acquisition, even though there are difference noted between the transaction price and the fair value, which is deferred and amortized to maturity using the effective interest method and reflected in profit or loss. The table above presents the difference yet to be realized as profit or losses.